Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Cash flows - operating activities
Net earnings	$ 411.9	$ 475.5	$ 476.3
Losses from discontinued operations, net of tax	0.7	1.0	2.4
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	394.8	349.1	316.8
Asset impairment charges, net	0.8	0.5	4.7
Amortization of loan costs	13.0	6.7	2.8
Stock-based compensation expense	49.3	56.1	66.6
Change in current assets and liabilities	40.1	(191.4)	12.2
Contributions to pension and postretirement plan	(3.2)	(22.7)	(13.2)
Loss on disposal of land, buildings and equipment	8.1	7.1	6.9
Change in cash surrender value of trust-owned life insurance	(16.8)	4.1	(13.7)
Deferred income taxes	(2.1)	36.1	28.8
Change in deferred rent	26.8	18.5	17.1
Change in other assets and liabilities	17.1	15.8	(15.4)
Income tax benefits from exercise of stock-based compensation credited to goodwill	0.1	0.6	0.2
Other, net	8.9	5.2	2.2
Net cash provided by operating activities of continuing operations	949.5	762.2	894.7
Cash flows - investing activities
Purchases of land, buildings and equipment	(685.6)	(639.7)	(547.7)
Proceeds from disposal of land, buildings and equipment	0.4	3.3	7.0
Purchases of marketable securities	(12.9)	(32.1)	(6.5)
Proceeds from sale of marketable securities	26.0	21.3	5.1
Cash used in business acquisitions, net of cash acquired	(577.4)	(58.5)	0
Increase in other assets	(40.9)	(15.9)	(10.6)
Net cash used in investing activities of continuing operations	(1,290.4)	(721.6)	(552.7)
Cash flows - financing activities
Proceeds from issuance of common stock	64.4	70.2	63.0
Income tax benefits credited to equity	13.6	17.9	17.7
Dividends paid	(258.2)	(223.9)	(175.5)
Purchases of common stock	(52.4)	(375.1)	(385.5)
ESOP note receivable repayments	1.1	2.1	1.8
Proceeds from issuance of short-term debt	2,670.3	2,321.0	1,454.9
Repayments of short-term debt	(2,768.4)	(2,243.8)	(1,269.4)
Repayments of long-term debt	(355.9)	(2.1)	(226.8)
Proceeds from issuance of long-term debt	1,050.0	400.0	0
Payment of debt issuance costs	(7.4)	(5.1)	0
Principal payments on capital leases	(1.7)	(1.6)	(1.2)
Net cash provided by (used in) financing activities of continuing operations	355.4	(40.4)	(521.0)
Cash flows - discontinued operations
Net cash used in operating activities of discontinued operations	(0.2)	(0.5)	(2.1)
Net cash provided by investing activities of discontinued operations	3.4	0.3	2.8
Net cash provided by (used in) discontinued operations	3.2	(0.2)	0.7
Increase (decrease) in cash and cash equivalents	17.7	0	(178.3)
Cash and cash equivalents - beginning of year	70.5	70.5	248.8
Cash and cash equivalents - end of year	88.2	70.5	70.5
Cash flows from changes in current assets and liabilities
Receivables, net	(9.4)	(6.1)	(5.9)
Inventories	50.6	(103.0)	(79.3)
Prepaid expenses and other current assets	(11.7)	(6.6)	(5.0)
Accounts payable	10.8	(10.2)	5.5
Accrued payroll	(9.3)	(13.3)	5.3
Prepaid/accrued income taxes	22.5	(16.3)	4.7
Other accrued taxes	6.4	(3.9)	2.3
Unearned revenues	36.4	31.1	27.3
Other current liabilities	(56.2)	(63.1)	57.3
Change in current assets and liabilities	$ 40.1	$ (191.4)	$ 12.2